Significant Accounting Policies (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Significant Accounting Policies
Allowance for impairment trade and other receivables	$ 29
Adjusted on initial application
Balance at 1 January 2018 under IFRS 9	$ 29